                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

April 12, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      American Century Variable Portfolios, Inc.
         (CIK 0000814680)

Ladies and Gentlemen:

     Please accept for filing  pursuant to Rule  14a-12(a)  under the Securities
Exchange Act of 1934, as amended, the attached solicitations before furnishing a proxy statement by the Registrant.

     Should you have any  questions or concerns  regarding  this filing,  please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
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Christine J. Crossley
Corporate Counsel